UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-21721
Goldman Sachs Hedge Fund Partners Registered
Master Fund, LLC

(Exact name of registrant as specified in charter)
701 Mount Lucas Road
Princeton, New Jersey 08540

(Address of principal executive offices) (Zip code)
Peter V. Bonanno
Secretary
Goldman Sachs Hedge Fund Registered Master Fund, LLC
701 Mount Lucas Road
Princeton, New Jersey 08540

(Name and address of agent for service)
Registrant’s telephone number, including area code: (609) 497-5500
Date of fiscal year end: December 31
Date of reporting period: September 30, 2007

Item 1. Schedule of Investments.
The registrant had not yet commenced investment operations as of the close of the reporting period. Therefore, no Schedule of Investments in securities of unaffiliated issuers is included herein.
Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
(a)	Separate certifications for the principal executive and principal financial officers of the registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Goldman Sachs Hedge Fund Partners Registered Fund, LLC

By (Signature and Title)*	/s/ Kent A. Clark

Kent A. Clark, President and Chief Investment Officer (principal executive officer)

Date	November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kent A. Clark

Kent A. Clark, President and Chief Investment Officer (principal executive officer)

Date	November 29, 2007

By (Signature and Title)*	/s/ Jennifer Barbetta

Jennifer Barbetta, Chief Financial Officer and Chief Accounting Officer (principal financial officer)

Date	November 29, 2007

*	Print the name and title of each signing officer under his or her signature.